Label	Element	Value
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate-Conservative
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SUPPLEMENT DATED NOVEMBER 24, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2020 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries Section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Portfolio Optimization Moderate-Conservative
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth – In the Portfolio Turnover section, the third sentence is deleted and replaced with the following:

An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value – In the Principal Risks subsection, the last two sentences of Sector Risk are deleted.